Label	Element	Value
Document And Entity Information [Abstract]	gmost_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001521894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2017
Prospectus Date	rr_ProspectusDate	Dec. 06, 2017